Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheets Location	Year Ended December 31, 2014	Year Ended December 31, 2015
Undesignated interest rate swaps	Other current liabilities	$1,321	$2,013
Undesignated interest rate swaps	Other long-term liabilities	24,788	—

Total derivatives		$26,109	$2,013

Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments, included in interest expense, net in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Undesignated interest rate swaps	Included in interest expense, net	$8,064	$5,649	$3,483